Purchase Agreement - Termination and other agreements (Details) $ / shares in Units, $ in Millions	Jun. 28, 2020 USD ($) $ / shares shares
Business Acquisition [Line Items]
Threshold period from the closing, the amendment to insider letter will be made	60 days
Threshold closing price of common stock | $ / shares	$ 15.00
Reduction in the principal amount outstanding under the First A&R Intercompany	$ 150.0
Percentage of reduction in the amounts payable | shares	6
Jfg Sponsor [Member]
Business Acquisition [Line Items]
Percentage of shares forfeited	66.67%
Number of shares forfeited | shares	2,543,750
LF LLC
Business Acquisition [Line Items]
Threshold cash balance immediately following the closing of transaction	$ 80.0
Tax receivable agreement, percentage of U.S. federal income tax savings	85.00%
Estimated TRA liability when no redemption of the public shares and no exchange of LF LLC's HoldCo Class B Units	$ 22.2
Estimated TRA liability when maximum redemption of the public shares and no exchange of LF LLC's HoldCo Class B Units	21.8
Estimated termination payment when no redemption of the public shares	284.6
Estimated early termination payment when maximum redemption of the public shares	$ 287.0
LF LLC | Landcadia HoldCo
Business Acquisition [Line Items]
Threshold period from the closing, the units held may be exchanged for shares of common stock	180 days
LF LLC | Class B membership interests
Business Acquisition [Line Items]
Number of common stock cancellation for each unit exchanged | shares	1